Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
INVESTOR CLASS
Account Value [Line Items]
Accumulated Value	$ 19,652	$ 18,981	$ 17,540	$ 15,238	$ 14,712	$ 13,800	$ 12,818	$ 11,759	$ 12,304	$ 12,445	$ 11,565	$ 11,003	$ 10,249	$ 9,957	$ 9,840	$ 10,056	$ 10,065	$ 10,210	$ 10,356	$ 10,314	$ 10,000
CLASS C
Account Value [Line Items]
Accumulated Value	18,225	17,684	16,392	14,302	13,856	13,042	12,155	11,201	11,762	11,946	11,139	10,639	9,946	9,700	9,621	9,875	9,917	10,096	10,274	10,271	10,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	2,013,997	1,943,455	1,793,537	1,555,849	1,501,551	1,406,278	1,304,194	1,195,208	1,248,895	1,261,922	1,170,709	1,112,103	1,035,118	1,004,072	990,762	1,011,976	1,011,173	1,024,837	1,037,697	1,032,787	1,000,000
Class A Shares
Account Value [Line Items]
Accumulated Value	24,333	23,483	22,314	21,362	21,000	20,725	20,540	19,805	19,842	19,710	16,149	12,489	13,589	13,158	11,837	12,476	11,630	11,403	10,754	10,208	9,450
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	2,647,584	2,552,321	2,422,442	2,316,479	2,273,559	2,241,640	2,218,767	2,135,863	2,136,861	2,119,902	1,734,828	1,337,982	1,454,501	1,405,618	1,262,806	1,328,989	1,236,738	1,211,374	1,140,388	1,080,586	1,000,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Accumulated Value	25,432	23,616	22,901	21,173	20,250	18,906	17,966	17,109	20,424	19,009	15,914	12,420	15,162	14,083	11,933	13,583	13,603	12,622	12,002	10,887	10,000
Russell Mid Cap Index Class C [Member]
Account Value [Line Items]
Accumulated Value	25,432	23,616	22,901	21,173	20,250	18,906	17,966	17,109	20,424	19,009	15,914	12,420	15,162	14,083	11,933	13,583	13,603	12,622	12,002	10,887	10,000
Russell Mid Cap Index Institutional Class [Member]
Account Value [Line Items]
Accumulated Value	2,543,160	2,361,557	2,290,105	2,117,331	2,024,991	1,890,572	1,796,609	1,710,893	2,042,370	1,900,940	1,591,360	1,241,969	1,516,211	1,408,334	1,193,319	1,358,340	1,360,277	1,262,237	1,200,155	1,088,686	1,000,000
H F R X Equity Market Member Class A [Member]
Account Value [Line Items]
Accumulated Value	10,228	9,931	9,658	9,423	9,310	8,989	8,910	8,689	8,903	9,035	8,817	8,717	9,177	9,252	9,351	9,675	9,657	9,559	9,492	9,506	10,000
H F R X Equity Market Insitutional Class [Member]
Account Value [Line Items]
Accumulated Value	$ 1,022,760	$ 993,067	$ 965,760	$ 942,256	$ 931,012	$ 898,933	$ 890,972	$ 868,936	$ 890,280	$ 903,500	$ 881,733	$ 871,696	$ 917,681	$ 925,199	$ 935,140	$ 967,521	$ 965,656	$ 955,868	$ 949,205	$ 950,639	$ 1,000,000